Convertible Promissory Notes (Details) - Leafly Holdings, Inc.[Member] - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Convertible Promissory Notes (Details) [Line Items]
Series of convertible promissory notes issued				$ 4,650	$ 6,520
Debt instrument interest rate				8.00%
Debt instrument term				2 years
Purchase of equity securities			$ 3,490,000	$ 30,000
Conversion price, percentage				75.00%
Total number of shares outstanding on a fully diluted basis				$ 300,000
2021 Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Series of convertible promissory notes issued		$ 23,970
Debt instrument interest rate		8.00%
Purchase of equity securities		$ 25,000
Conversion price, percentage		80.00%
Net carrying amount		$ 23,820
Unamortized issuance costs		150
Estimated fair value of convertible debt instruments		$ 23,970
2019 Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Series of convertible promissory notes issued				$ 4,650	$ 6,520
Debt instrument interest rate				8.00%
Debt instrument term				2 years
Purchase of equity securities				$ 30,000
Conversion price, percentage				75.00%
Total number of shares outstanding on a fully diluted basis				$ 300,000
Series A Preferred Stock [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion price per share (in Dollars per share)	$ 0.78
Aggregate principal balance	$ 11,170
Accrued interest	$ 693
Shares issued for convertible notes (in Shares)	15,214
Series A Preferred Stock [Member] | 2019 Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion price per share (in Dollars per share)	$ 0.78
Aggregate principal balance	$ 11,170
Accrued interest	$ 693
Shares issued for convertible notes (in Shares)	15,214